SCHEDULE OF CONCENTRATIONS OF RISK (Details) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member] - Vendor A [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Percentage of purchases	19.60%	23.90%	15.80%
Accounts payable		$ 545	$ 1,086